United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended:  December 31, 2003

Check here if Amendment [x]; Amendment Number:
This Amendment (Check only one.):	[] is a restatement.
					[x] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:		Steginsky Capital LLC
Address:	47 Hulfish Street
		Princeton NJ  08542

13F File Number:	   028-05811

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person signing this Report on Behalf of Reporting Manager:

Name:		Andrew Steginsky
Title:		Manager
Phone:		609 252-9980
Signature, Place, and Date of Signing:

	Andrew Steginsky	Princeton, NJ	January 16, 2004

Report Type (Check only one.):

[ X ] 13F Holdings report.

[   ] 13F Notice

[   ] 13F Combination report.

List of other managers reporting for this manager:


I am signing this report as required by the securities exchange act of 1934.



Form 13F Summary Page

Report Summary:	December 31, 2003

Number of Other included Managers:	0

Form 13F Information Table Entry Total:	7

Form 13F Information Table Value Total:	$136712
List of other included managers:
None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMER INTL GROUP INC            Common           026874107    26335   397322 SH       SOLE                   397322
AMERICAN AXLE MFG              Common           024061103    11804   292043 SH       SOLE                   292043
CINTAS                         Common           172908105    21650   432137 SH       SOLE                   432137
ILLINOIS TOOL WORKS            Common           452308109    10278   122490 SH       SOLE                   122490
INTEL CORP                     Common           458140100    23497   733131 SH       SOLE                   733131
NEWS CORP LTD                  Common           652487703     2522    69873 SH       SOLE                    69873
NEWS CORP LTD SPONS ADR REPTSG Common           652487802    21129   698486 SH       SOLE                   698486
PROGRESSIVE CORP    OHIO       Common           743315103    19497   233240 SH       SOLE                   233240